UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

March 17, 2012 to April 17, 2012

Commission File Number of issuing entity: 333-172863-01

CFCRE Commercial Mortgage Trust 2011-C2

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-172863

CCRE Commercial Mortgage Securities, L.P.

(Exact name of depositor as specified in its charter)

Cantor Commercial Real Estate Lending, L.P.

(Exact name of sponsor as specified in its charter)

New York	45-6653210 45-6653220 45-6663249
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒	☐
A-2	☐	☐	☒	☐
A-3	☐	☐	☒	☐
A-4	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes   ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On April 17, 2012, a distribution was made to holders of the certificates issued by CFCRE Commercial Mortgage Trust 2011-C2.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by CCRE Commercial Mortgage Securities, L.P. (the “Securitizer”) and held by CFCRE Commercial Mortgage Trust 2011-C2 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from March 17, 2012 to April 17, 2012. The Securitizer filed its first Form ABS-15G on February 14, 2012. The CIK Number of the Securitizer is 0001515166.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

Each of the properties securing the RiverTown Crossings Mall mortgage loan and the Plaza Mexico mortgage loan constitute significant obligors within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for CFCRE Commercial Mortgage Trust 2011-C2. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income with respect to the property securing the RiverTown Crossings Mall mortgage loan was $17,732,547.00 for the period ending December 31, 2011. With respect to the property securing the Plaza Mexico mortgage loan, the information required for this Item 6 rests with a person or entity which is not affiliated with the registrant. Oral and written requests have been made on behalf of the registrant, to the extent required under the related pooling and servicing agreement, to obtain the information required for this Item 6, and the registrant has been unable to obtain such information to include on this Form 10-D by the related filing deadline. The information with respect to the property securing the Plaza Mexico mortgage loan is therefore being omitted herefrom in reliance on Rule 12b-21 under the Securities Exchange Act of 1934, as amended.

Item 7. Significant Enhancement Provider Information.

None

Item 8. Other Information.

None

Item 9. Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by CFCRE Commercial Mortgage Trust 2011-C2, relating to the April 17, 2012 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CCRE Commercial Mortgage Securities, L.P.

(Depositor)

/s/ Anthony Orso

Anthony Orso, Chief Executive Officer

Date: May 2, 2012

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by CFCRE Commercial Mortgage Trust 2011-C2, relating to the April 17, 2012 distribution.